Average Annual Total Returns - Core Bond	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years	Class R6 Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Credit Index (reflects no deduction for fees, expenses or taxes) 10 Years	FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	FTSE Broad Investment Grade Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	Apr. 15, 1988	4.57%	3.95%	4.34%	1.56%	2.36%	2.76%	3.04%	2.36%	2.68%	Jul. 11, 1995	7.36%	3.98%	4.16%	Mar. 01, 2001	8.76%	4.51%	4.50%	Apr. 27, 1998	9.44%	5.14%	5.05%	May 24, 2019	9.58%	4.95%	[1]	4.85%	[1]	Apr. 27, 2012	9.63%	5.20%	4.66%	7.51%	4.44%	3.84%	9.35%	6.44%	5.40%	7.74%	4.52%	3.87%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.